CAPITAL STOCK - Weighted-average Stock Options, Warrants and Equity Purchase Contracts Not Included in Computation of Diluted Shares Outstanding (Detail) - USD ($) $ / shares in Units, $ in Millions	2 Months Ended	12 Months Ended
	Sep. 29, 2012	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012	Jan. 01, 2011	Nov. 30, 2010
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt, including current maturities		$ 3,845.7	$ 3,809.3
Common Stock, Par or Stated Value Per Share		$ 2.5	$ 2.5
Common Stock, Shares, Issued		176,902,738	176,902,738
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS		634,000	307,000	1,825,000
Number of stock warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from the computation of EPS	4,938,624	0	0	3,419,000
Notes 2 Point 25 Percent due 2018 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Long-term debt, including current maturities		$ 345.0	$ 345.0
Common Stock, Par or Stated Value Per Share		$ 100	$ 100
Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Shares, Issued		3.5	3.5
Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common Stock, Shares, Issued		4.3	4.3
Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity Units Conversion Rate Number Of Common Stock Shares		1.0126
Common Stock | Minimum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Equity Units Conversion Rate Number Of Common Stock Shares		1.0122	1.0122
Convertible Preferred Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Notes Conversion Rate Number Of Common Stock Shares			1.3684		1.3333	1.3333
Convertible Preferred Units | Maximum
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Convertible Notes Conversion Rate Number Of Common Stock Shares		1.2399	1.2399